SUPPLEMENT DATED FEBRUARY 8, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009
(as supplemented on March 20, 2009, May 4, 2009, June 19, 2009, August 10, 2009,
August 25, 2009, September 21, 2009, September 30, 2009, November 12, 2009, and December 17, 2009)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

DISCLOSURE REGARDING PORTFOLIO MANAGERS

In the Edge section, add the following to the Other Accounts Managed information (information as of
October 31, 2009):

			Number of	Total Assets of
	Total		Accounts that	the Accounts that
	Number		base the	base the
	of	Total Assets in	Advisory Fee on	Advisory Fee on
	Accounts	the Accounts	Performance	Performance
Scott Peterson
Government & High Quality Bond and Short-
Term Income Fund
Registered investment companies	0	N/A	N/A	N/A
Other pooled investment vehicles	0	N/A	N/A	N/A
Other accounts	0	N/A	N/A	N/A

In the Edge section, add the following to the Ownership of Securities information (information as of October 31, 2009):

Dollar Range of
	Funds Managed by Portfolio Manager (list	Securities Owned by
Portfolio Manager	each Fund on its own line)	the Portfolio Manager
Scott Peterson	Government & High Quality Bond Fund	$10,001-$50,000
	Short-Term Income Fund	None

In the Van Kampen section, add the following to the Other Accounts Managed information (information as of December 7, 2009):

			Number of	Total Assets of
	Total		Accounts that	the Accounts that
	Number		base the	base the
	of	Total Assets in	Advisory Fee on	Advisory Fee on
	Accounts	the Accounts	Performance	Performance
Rob Wimmel
California Municipal and Tax-Exempt Bond	30	$11.7 billion	0	$0
Funds
Registered investment companies	28	$11.7 billion	0	$0
Other pooled investment vehicles	0	0	0	$0
Other accounts	2	$29 million	0	$0

In the Van Kampen section, add the following to the Ownership of Securities information (information as of December 7, 2009):

Dollar Range of
	Funds Managed by Portfolio Manager (list	Securities Owned by
Portfolio Manager	each Fund on its own line)	the Portfolio Manager
Rob Wimmel	California Municipal Fund	None
	Tax-Exempt Bond Fund	None